ACCOUNTS PAYABLE AND OTHER - Change in Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,037	$ 1,096
Additional provisions recognized	486	190
Reduction arising from payments/derecognition	(220)	(180)
Accretion expenses	8	9
Change in discount rate	(194)	(37)
Change in other estimates	9	(6)
Foreign currency translation	(34)	(35)
Ending balance	1,092	1,037
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	385	427
Additional provisions recognized	0	0
Reduction arising from payments/derecognition	(3)	(8)
Accretion expenses	8	9
Change in discount rate	(182)	(30)
Change in other estimates	14	(10)
Foreign currency translation	(1)	(3)
Ending balance	221	385
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Beginning balance	109	123
Additional provisions recognized	20	39
Reduction arising from payments/derecognition	(43)	(35)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(6)	(14)
Foreign currency translation	(6)	(4)
Ending balance	74	109
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	543	546
Additional provisions recognized	466	151
Reduction arising from payments/derecognition	(174)	(137)
Accretion expenses	0	0
Change in discount rate	(12)	(7)
Change in other estimates	1	18
Foreign currency translation	(27)	(28)
Ending balance	$ 797	$ 543